ADMINISTRATION OF PLAN ASSETS (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Donegal Mutual Insurance Company 401(k) Plan [Member]
ADMINISTRATION OF PLAN ASSETS [Abstract]
Officer or employee compensation from plan	$ 0